Goodwill and Other Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Goodwill and Other Intangible Assets, Net [Abstract]
Goodwill and Other Intangible Assets, Net

(7) Goodwill and Other Intangible Assets, Net

Goodwill

On February 2, 2026, the Company completed the acquisition of Cobalt and assigned provisional goodwill of $9.3 million to the New Homes reportable segment.

Goodwill as of March 29, 2026 and December 28, 2025 was as follows (in thousands):

	Residential Solar Installation	New Homes	Dealer	Total
Balance as of December 28, 2025
Goodwill	$30,808	—	$31,822	$62,630
Accumulated impairment losses	—	—	—	—
Total	30,808	—	31,822	62,630
Measurement period adjustments	—	—	—	—
Goodwill acquired in business combinations	—	12,977	—	12,977
Balance as of March 29, 2026
Goodwill	30,808	12,977	31,822	75,607
Accumulated impairment losses	—	—	—	—
Total	$30,808	$12,977	$31,822	$75,607

Intangible Assets, Net

The following tables present intangible assets with finite useful lives as of March 29, 2026 and December 28, 2025 (in thousands):

As of March 29, 2026	Gross Carrying Amount(1)	Accumulated Amortization	Net Book Value
Customer related intangibles	$35,100	$(4,948)	$30,152
Trademarks	20,394	(2,351)	18,043
Developed technology	5,300	(2,450)	2,850
Lease intangible asset	771	—	771
Total	$61,565	$(9,749)	$51,816

As of December 28, 2025	Gross Carrying Amount(1)	Accumulated Amortization	Net Book Value
Customer related intangibles	$34,000	$(3,198)	$30,802
Trademarks	18,394	(1,707)	16,687
Developed technology	5,300	(1,975)	3,325
Total	$57,694	$(6,880)	$50,814

Aggregate amortization expense for intangible assets was $2.9 million and $0.7 million in the thirteen week periods ended March 29, 2026 and March 30, 2025, respectively. Amortization expense for developed technology is classified in cost of revenues and all other amortization expense is classified in general and administrative expenses on the Company’s unaudited condensed consolidated statements of operations and comprehensive income.

(7) Intangible Assets, Net and Goodwill

Goodwill

On September 30, 2024, the Company completed the acquisition of the SunPower Businesses. As of December 29, 2024, the Company had assigned provisional goodwill of $18.3 million to the Residential Solar Installation reportable segment and $0.2 million to the New Homes Businesses reportable segment. Upon finalization of the fair values in fiscal 2025 related to the SunPower Businesses, the Company concluded that the purchase price did not include any excess purchase price over the fair value of net assets acquired related to the SunPower Businesses acquired.

On September 24, 2025, the Company completed the acquisition of Sunder and assigned provisional goodwill of $31.8 million from this acquisition to the Dealer reportable segment. On November 21, 2025, the Company completed the acquisition of Ambia and assigned provisional goodwill of $30.8 million from this acquisition to the Residential Solar Installation reportable segment.

Goodwill as of and for the fiscal years ended December 28, 2025 and December 29, 2024 is as follows (in thousands):

	Residential Solar Installation	New Homes	Dealer	Total
Balance as of December 31, 2023	$—	$—	$—	$—
Goodwill acquired in business combinations	18,276	200	—	18,476
Impairment losses	—	—	—	—
Balance as of December 29, 2024
Goodwill	18,276	200	—	18,476
Accumulated impairment losses	—	—	—	—
Total	18,276	200	—	18,476
Measurement period adjustments	(18,276)	(200)	—	(18,476)
Goodwill acquired in business combinations	30,808	—	31,822	62,630
Impairment losses	—	—	—	—
Balance as of December 28, 2025
Goodwill	30,808	—	31,822	62,630
Accumulated impairment losses	—	—	—	—
Total	$30,808	$—	$31,822	$62,630

(1)	Subsequent to December 29, 2024, the Company recognized a measurement period adjustment attributable to the net assets of the SunPower Businesses acquired resulting in a measurement period adjustment that eliminated the goodwill provisionally recorded in fiscal 2024. The acquisitions of Sunder and Ambia account for the balance in goodwill as of December 28, 2025 as described above.

The Company performed a qualitative assessment of goodwill and determined that at the acquisition date and the date at which the Company performed an impairment analysis, there were no relevant events or circumstances that would result in the fair value of a reportable unit being less than its carrying amount.

Intangible Assets, Net

The following tables present intangible assets with finite useful lives as of December 28, 2025 and December 29, 2024 (in thousands):

As of December 28, 2025	Gross Carrying Amount(1)	Accumulated Amortization	Net Book Value
Customer related intangibles	$34,000	$(3,198)	$30,802
Trademarks	18,394	(1,707)	16,687
Developed technology	5,300	(1,975)	3,325
Total	$57,694	$(6,880)	$50,814

As of December 29, 2024	Gross Carrying Amount(1)	Accumulated Amortization	Net Book Value
Trademarks	$13,600	$(340)	$13,260
Developed technology	4,500	(375)	4,125
Total	$18,100	$(715)	$17,385

(1)	The gross carrying amounts as of December 28, 2025 reflect the final allocation of the purchase consideration in connection with the SunPower Businesses. The gross carrying amounts as of December 29, 2024 were provisional amounts. As a result of the measurement period adjustment to the intangible assets of the SunPower Businesses, amortization expense was $1.4 million lower in the fiscal year ended December 28, 2025.

Aggregate amortization expense for intangible assets was $6.2 million and $0.7 million for the fiscal years ended December 28, 2025, and December 29, 2024, respectively. Amortization expense for developed technology is classified in cost of revenues and all other amortization expense is classified in general and administrative expenses on the Company’s consolidated statements of operations and comprehensive loss.

The following tables present the weighted average remaining life of these intangible assets as of December 28, 2025 and December 29, 2024 (in years).

	As of
	December 28,	December 29,
	2025	2024
Customer relationships	18.4	—
Trademarks	7.5	7.8
Developed technology	3.0	3.0

The estimated remaining amortization expense of intangible assets with finite useful lives is as follows (in thousands):

Fiscal Year	Estimated Amortization Expense
2026	$8,501
2027	6,234
2028	4,809
2029	4,809
2030	4,809
Thereafter	21,652
Total	$50,814